Operating Lease (Details) - Schedule of Operating Lease	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Schedule of Operating Lease [Line Items]
Short-term leases	RM 232,081	$ 50,570	RM 257,243	RM 237,205